Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2025 Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for Mr. Nir ($)(1)	Compensation Actually Paid to Mr. Nir ($)(2)					Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in $ ‘000)	Revenue (in $ ‘000) (5)
			Summary Compensation Table Total for Mr. Faier ($)(1)	Compensation Actually Paid to Mr. Faier ($)	Summary Compensation Table Total for Mr. Lando ($)(1)	Compensation Actually Paid to Mr. Lando ($)(2)			Total Stockholder Return ($)(4)	Peer Group Total Stockholder Return ($)(4)
2025	5,061,438	12,500,191	N/A	N/A	N/A	N/A	1,844,688	3,441,649	9.04	47.80	(405,448)	1,184,444
2024	3,340,041	3,362,607	4,097,470	732,483	5,179,860	(1,649,809)	2,623,295	1,194,731	4.26	32.23	(1,806,357)	901,456
2023	N/A	N/A	N/A	N/A	7,500,450	(2,219,853)	2,215,233	3,110,279	29.33	51.92	34,329	2,976,528
2022	N/A	N/A	N/A	N/A	7,424,905	8,059,218	2,636,004	1,963,865	88.77	70.98	93,779	3,110,279
2021	N/A	N/A	N/A	N/A	7,361,336	4,432,838	2,614,452	1,459,271	87.92	74.90	169,170	1,963,865

(1)	The amounts reported for Mr. Nir (our Chief Executive Officers, or “PEO”) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to the Executive Compensation Tables – Summary Compensation Table. Zvi Lando served as our Chief Executive Officer until August 26, 2024; Ronen Faier served as our Interim Chief Executive Officer from August 26, 2024, until December 4, 2024; and Mr. Nir has served as our Chief Executive Officer since December 4, 2024.
(2)	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEOs) for 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid in 2025	Compensation Actually Paid to Mr. Nir ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
Summary Compensation Table Total	5,061,438	1,844,688
Less, value of Stock Awards reported in Summary Compensation Table	(3,460,835)	(1,103,577)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	7,419,556	1,645,748
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	2,364,040	709,219
Plus, fair value as of vesting date of equity awards granted and vested in the year	782,246	146,589
Plus (less), change in fair value from last day of prior year to vesting date of equity awards granted in prior years that vested in the year	333,745	413,005
Less, fair value from the last day of prior year of equity awards granted in prior years that were forfeited in the year	-	(214,024)
Compensation Actually Paid	12,500,191	3,441,649

(3)	The dollar amounts represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Nir) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes (the “Non-PEO NEOs”) are as follows: in 2025, Uri Bechor, Ariel Porat, Asaf Alperovitz and Daniel Huber; in 2024, Uri Bechor, Rachel Prishkolnik and Ariel Porat; in 2023, Ronen Faier, Uri Bechor, Rachel Prishkolnik, Yoav Galin and Meir Adest and in 2022 and 2021, Ronen Faier, Uri Bechor, Rachel Prishkolnik and Yoav Galin.
(4)	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020. The peer group TSR represents TSR of the Invesco Solar ETF index.
(5)	Represents total revenues as reported in our Annual Report on Form 10-K.

Description of Certain Relationships of Information Presented in the Pay Versus Performance Table

As described in more detail in the Compensation Discussion & Analysis, the Company’s executive compensation program promotes stockholder interests by aligning compensation with our business objectives, including by introducing long term incentives with long term performance goals. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with “compensation actually paid.” In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Company vs Peer Group TSR and Compensation Actually Paid

* CAP is presented on an aggregate basis to PEOs

Compensation Actually Paid vs Net Income

* CAP is presented on an aggregate basis to PEOs

Compensation Actually Paid vs Revenue

* CAP is presented on an aggregate basis to PEOs

Financial Performance Measures

As described in greater detail in the Compensation Discussion and Analysis, the Company’s executive compensation program promotes stockholder interests by aligning compensation with our business objectives, including by introducing long term incentives with long term performance goals. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Company Selected Measure Name		revenues
Named Executive Officers, Footnote		SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEOs) for 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Peer Group Issuers, Footnote		TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020. The peer group TSR represents TSR of the Invesco Solar ETF index.
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid in 2025	Compensation Actually Paid to Mr. Nir ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
Summary Compensation Table Total	5,061,438	1,844,688
Less, value of Stock Awards reported in Summary Compensation Table	(3,460,835)	(1,103,577)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	7,419,556	1,645,748
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	2,364,040	709,219
Plus, fair value as of vesting date of equity awards granted and vested in the year	782,246	146,589
Plus (less), change in fair value from last day of prior year to vesting date of equity awards granted in prior years that vested in the year	333,745	413,005
Less, fair value from the last day of prior year of equity awards granted in prior years that were forfeited in the year	-	(214,024)
Compensation Actually Paid	12,500,191	3,441,649

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,844,688,000	$ 2,623,295,000	$ 2,215,233,000	$ 2,636,004,000	$ 2,614,452,000
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 3,441,649,000	1,194,731,000	3,110,279,000	1,963,865,000	1,459,271,000
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid in 2025	Compensation Actually Paid to Mr. Nir ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
Summary Compensation Table Total	5,061,438	1,844,688
Less, value of Stock Awards reported in Summary Compensation Table	(3,460,835)	(1,103,577)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	7,419,556	1,645,748
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	2,364,040	709,219
Plus, fair value as of vesting date of equity awards granted and vested in the year	782,246	146,589
Plus (less), change in fair value from last day of prior year to vesting date of equity awards granted in prior years that vested in the year	333,745	413,005
Less, fair value from the last day of prior year of equity awards granted in prior years that were forfeited in the year	-	(214,024)
Compensation Actually Paid	12,500,191	3,441,649

(3)	The dollar amounts represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Nir) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes (the “Non-PEO NEOs”) are as follows: in 2025, Uri Bechor, Ariel Porat, Asaf Alperovitz and Daniel Huber; in 2024, Uri Bechor, Rachel Prishkolnik and Ariel Porat; in 2023, Ronen Faier, Uri Bechor, Rachel Prishkolnik, Yoav Galin and Meir Adest and in 2022 and 2021, Ronen Faier, Uri Bechor, Rachel Prishkolnik and Yoav Galin.

Equity Valuation Assumption Difference, Footnote		the Company’s executive compensation program promotes stockholder interests by aligning compensation with our business objectives, including by introducing long term incentives with long term performance goals. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with “compensation actually paid.”
Compensation Actually Paid vs. Total Shareholder Return		Company vs Peer Group TSR and Compensation Actually Paid * CAP is presented on an aggregate basis to PEOs
Compensation Actually Paid vs. Net Income		Compensation Actually Paid vs Net Income * CAP is presented on an aggregate basis to PEOs
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid vs Revenue * CAP is presented on an aggregate basis to PEOs
Tabular List, Table

Financial Performance Measures

As described in greater detail in the Compensation Discussion and Analysis, the Company’s executive compensation program promotes stockholder interests by aligning compensation with our business objectives, including by introducing long term incentives with long term performance goals. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Total Shareholder Return Amount	[3]	$ 9,040.00	4,260	29,330	88,770	87,920
Peer Group Total Shareholder Return Amount	[3]	47,800	32,230	51,920	70,980	74,900
Net Income (Loss)		$ (405,448,000)	$ (1,806,357,000)	$ 34,329,000	$ 93,779,000	$ 169,170,000
Company Selected Measure Amount	[4]	1,184,444,000	901,456,000	2,976,528,000	3,110,279,000	1,963,865,000
PEO Name		Mr. Nir
Additional 402(v) Disclosure		The amounts reported for Mr. Nir (our Chief Executive Officers, or “PEO”) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to the Executive Compensation Tables – Summary Compensation Table. Zvi Lando served as our Chief Executive Officer until August 26, 2024; Ronen Faier served as our Interim Chief Executive Officer from August 26, 2024, until December 4, 2024; and Mr. Nir has served as our Chief Executive Officer since December 4, 2024.
Pension Benefits Adjustments, Footnote

Summary Compensation Table

The following table summarizes the compensation of our NEOs for the year ended December 31, 2025, the year ended December 31, 2024, and the year ended December 31, 2023.

Name and Principal Position	Year	Salary ($)(1)	Stock Awards ($)(2)(3)	Non-Equity Incentive Plan Compensation ($)(1)(4)	All Other Compensation ($)(1)(5)	Total ($)
Shuki Nir - Chief Executive Officer	2025	725,667	3,460,835	746,968	127,968 (6)	5,061,438
	2024	276,926	3,021,768		41,348	3,340,042
Asaf Alperovitz - Chief Financial Officer	2025	411,635	1,000,907	314,913	77,895 (7)	1,805,350
Ariel Porat - Former Chief Financial Officer	2025 2024	364,370 268,128	988,806 1,373,550	- -	124,479 (8) 34,001	1,477,655 1,675,679
Uri Bechor - Chief Operating Officer	2025	468,703	988,806	385,968	86,765 (9)	1,930,242
	2024	458,856	3,860,070	-	90,894	4,409,820
	2023	480,931	2,219,298		74,766	2,774,995
Daniel Huber (11) - Chief Revenue Officer	2025	342,834	1,435,787	264,673	122,211 (10)	2,165,505

(1)	We paid the amounts reported for each NEO in New Israeli Shekels. We have translated amounts paid in New Israeli Shekels into U.S. dollars at the foreign exchange rate published by the Bank of Israel as of the date of payment.
(2)	The amounts in this column represent the aggregate grant date fair value of the equity-based awards granted to our NEOs, computed in accordance with FASB ASC Topic 718. We provide information regarding the assumptions used to calculate the value of the equity-based awards in Note 2ad to the audited consolidated financial statements included in our Annual Report on Form 10-K filed on February 25, 2026. There can be no assurance that these awards will vest or will be exercised (in which case no value will be realized by the individual), or that the value upon vesting or exercise will approximate the aggregate grant date fair value.
(3)	The amounts in this column for the PSUs were calculated based on the probable outcome of the performance conditions as of the grant date, consistent with the estimate of aggregate compensation cost to be recognized over the service period determined as of the grant date under FASB ASC Topic 718, not including the effect of any estimated forfeitures. For these amounts, see the Grants of Plan-Based Awards table later in this proxy statement. The grant date fair value of the PSUs assumes performance below maximum; the grant date fair value of the PSUs assuming maximum achievement of the performance conditions was: (i) for Mr. Nir, $3,149,958, (ii) for Mr. Alperovitz, $963,888, (iii) for Mr. Porat, $899,988 , (iv) for Mr. Bechor, $899,988 , and (v) for Mr. Huber, $749,960.
(4)	Represents the cash bonuses earned pursuant to our annual cash incentive program. For more information, see the discussion in the CD&A under the caption Annual Cash Incentive Compensation.
(5)	The amounts in this column include the contribution by the Company to severance funds, pension funds and Israeli recreational funds and a recuperation allowance.
(6)	Includes a $60,448 contribution by the Company to Mr. Nir ’s severance fund and $67,520 in aggregate Company contributions to pension and Israeli recreational funds and a recuperation allowance.
(7)	Includes a $34,289 contribution by the Company to Mr. Alperovitz’s severance fund and $43,606 in aggregate Company contributions to pension and Israeli recreational funds and a recuperation allowance.
(8)	Includes a $30,352 contribution by the Company to Mr. Porat’s severance fund and $94,127 in aggregate Company contributions to pension and Israeli recreational funds and a recuperation allowance.
(9)	Includes a $39,043 contribution by the Company to Mr. Bechor’s severance fund and $47,722 in aggregate Company contributions to pension and Israeli recreational funds and a recuperation allowance.
(10)	Includes a $28,558 contribution by the Company to Mr. Huber’s severance fund and $93,653 in aggregate Company contributions to pension and Israeli recreational funds and a recuperation allowance.
(11)	Mr. Huber became an executive of the Company since April 8, 2025.

Equity Awards Adjustments, Footnote

2025 Annual Equity Awards

The 2025 NEO equity awards granted at the beginning of the year other than to Mr. Alperovitz, who joined the Company on March 3, 2025, were targeted to be 50% in PSUs and 50% in RSUs, each, with potential to upside of up to 150% of the target PSUs. The Company believes that this ratio supports a performance-based compensation program that aligns the NEOs’ interests with the interests of stockholders, and provides a balance between maximizing stockholder value and retention (with RSUs vesting quarterly for continued employment over four years and with PSUs tied to the 30-day successive average trading price of the Company’s common stock and contingent on a minimum employment period of two years).

The following table sets forth the target annual equity award value for each NEO employed in January 2025 (or, for Mr. Alperovitz, in connection with his appointment in March 2025):

Name	RSU Value ($)	Target PSU Value ($)	Total Target Annual Equity Value ($)
Shuki Nir	$2,100,000	$2,100,000	$4,200,000
Asaf Alperovitz	$600,000	$600,000	$1,200,000
Ariel Porat	$600,000	$600,000	$1,200,000
Uri Bechor	$600,000	$600,000	$1,200,000
Daniel Huber	$500,000	$500,000	$1,000,000

The 2025 RSUs vest in equal quarterly installments over a four-year period commencing on February 28, 2025 and ending February 28, 2029 (or, for Mr. Alperovitz, as of 25% on May 31, 2026, and quarterly thereafter through May 31, 2029). At grant, the 2025 PSU grant targets represented substantial upside. Mr. Alperovitz’s PSUs were granted when the stock price was ~$17.32, making the $40 target a ~131% increase, while Mr. Porat, Mr. Nir and Mr. Bechor were granted PSUs at ~$14.00, making the $40 target a ~186% increase, underscoring the rigor of the award at the time of grant. With respect to the 2025 PSUs, 50% of the target PSUs would be earned upon achievement of a $40 stock price hurdle, 100% of the target PSUs would be earned upon achievement of a $70 price hurdle, and 150% of the target PSUs would be earned upon achievement of a $100 price hurdle. Achievement is defined as a 30-day successive average trading price of the Company’s common stock. . The stock price hurdles may be achieved over the three years after grant, and any PSUs that are earned during the first two years after grant are subject to a two-year time-vesting requirement from the date of grant

Performance of 2023 and 2024 PSUs

The PSUs granted in 2023 were eligible to vest based on the Company’s TSR for the period measured from January 1, 2023 to December 31, 2025 relative to the TSR of the companies in the S&P 500 Index. The Company’s TSR was below the threshold performance level, which required at least 25th percentile performance. As a result, no PSUs were earned.

With respect to the 2024 PSUs, tied to the Company’s TSR for the period measured from January 1, 2024 to December 31, 2026 relative to the TSR of the companies in the S&P 500 Index, the measurement will occur at the end of the performance period on December 31, 2026. These PSUs were tracking to be earned at 0% of target as of December 31, 2025.

2025 Other Equity Awards

Mr. Huber received an additional 20,000 RSUs that vest in equal quarterly installments over a four-year period commencing on August 31, 2025. This award was granted to our Chief Revenue Officer to recognize his key contributions toward driving successful progress in the Company’s turnaround, including executing increased product adoption through a combination of organic growth and strategic partnerships.

Measure:: 1
Pay vs Performance Disclosure
Name		Revenues
Measure:: 2
Pay vs Performance Disclosure
Name		Non-GAAP Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name		Non-GAAP Operating Income (Loss)
Measure:: 4
Pay vs Performance Disclosure
Name		Free Cash Flow
Principal Executive Officer Mr. Nir [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	$ 5,061,438,000	$ 3,340,041,000
PEO Actually Paid Compensation Amount	[2]	12,500,191,000	3,362,607,000
Principal Executive Officer Mr. Nir [Member] | Value Of Stock Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,460,835,000)
Principal Executive Officer Mr. Nir [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,419,556,000
Principal Executive Officer Mr. Nir [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,364,040,000
Principal Executive Officer Mr. Nir [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		782,246,000
Principal Executive Officer Mr. Nir [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		333,745,000
Principal Executive Officer Mr. Nir [Member] | Fair Value From Last Day Of Prior Year Of Equity Awards Granted In Prior Years That Were Forfeited In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Principal Executive Officer Mr. Faier [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]		4,097,470,000
PEO Actually Paid Compensation Amount			732,483,000
Principal Executive Officer Mr. Lando [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]		5,179,860,000	$ 7,500,450,000	$ 7,424,905,000	$ 7,361,336,000
PEO Actually Paid Compensation Amount	[2]		$ (1,649,809,000)	$ (2,219,853,000)	$ 8,059,218,000	$ 4,432,838,000
Non Principal Executive Officer And Non Executive Officer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,844,688,000
PEO Actually Paid Compensation Amount		3,441,649,000
Non Principal Executive Officer And Non Executive Officer [Member] | Value Of Stock Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,103,577,000)
Non Principal Executive Officer And Non Executive Officer [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,645,748,000
Non Principal Executive Officer And Non Executive Officer [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		709,219,000
Non Principal Executive Officer And Non Executive Officer [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		146,589,000
Non Principal Executive Officer And Non Executive Officer [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		413,005,000
Non Principal Executive Officer And Non Executive Officer [Member] | Fair Value From Last Day Of Prior Year Of Equity Awards Granted In Prior Years That Were Forfeited In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (214,024,000)

[1]	The dollar amounts represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Nir) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes (the “Non-PEO NEOs”) are as follows: in 2025, Uri Bechor, Ariel Porat, Asaf Alperovitz and Daniel Huber; in 2024, Uri Bechor, Rachel Prishkolnik and Ariel Porat; in 2023, Ronen Faier, Uri Bechor, Rachel Prishkolnik, Yoav Galin and Meir Adest and in 2022 and 2021, Ronen Faier, Uri Bechor, Rachel Prishkolnik and Yoav Galin.
[2]	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEOs) for 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
[3]	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020. The peer group TSR represents TSR of the Invesco Solar ETF index.
[4]	Represents total revenues as reported in our Annual Report on Form 10-K.
[5]	The amounts reported for Mr. Nir (our Chief Executive Officers, or “PEO”) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to the Executive Compensation Tables – Summary Compensation Table. Zvi Lando served as our Chief Executive Officer until August 26, 2024; Ronen Faier served as our Interim Chief Executive Officer from August 26, 2024, until December 4, 2024; and Mr. Nir has served as our Chief Executive Officer since December 4, 2024.